Note 20 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Note 20 - Interest and Finance Costs
Interest Finance Costs [Table Text Block]
	For the year ended December 31,
	2022	2023	2024
Interest expense	$107,205	$152,123	$139,957
Derivatives’ effect	(483)	(22,876)	(23,254)
Amortization and write-off of financing costs	10,255	8,125	7,826
Amortization of excluded component related to cash flow hedges	1,286	4,354	6,084
Bank charges and other financing costs	3,970	2,703	2,510
Total	$122,233	$144,429	$133,123